Segment Information - Summary of Segment Information and Consolidated Assets, Liabilities and Operating Results (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with external customers	₽ 265,454	₽ 287,153	[1]	₽ 303,795	[1]
Gross profit	₽ 94,849	₽ 104,067	[1]	₽ 129,737	[1]
Gross margin, %	35.70%	36.20%	[1]	42.70%	[1]
Depreciation and amortisation	₽ (14,286)	₽ (13,409)	[1]	₽ (12,216)	[1]
Impairment of goodwill and other non-current assets, net	(3,897)	(1,804)	[1]	(7,222)	[1]
Operating profit (loss)	19,925	34,200	[1]	51,146	[1]
Share of profit of associates, net	20	28		10
Finance income	3,504	590	[1]	33,943	[1]
Finance costs	(25,145)	(33,863)	[1]	(37,514)	[1]
Income tax (expense) benefit	(2,528)	(7,913)	[1]	(2,653)	[1]
(Loss) profit after tax for the period from discontinued operations	41,609	(6,790)	[1]	(7,361)	[1]
Profit (loss) for the period	1,456	4,285	[1]	13,536	[1]
Segment assets	193,840	312,505		317,625
Segment liabilities	424,511	546,102		550,820
Investments in associates	341	321		293
Mining segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	70,881	83,517	[1]	88,104	[1]
Steel segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	166,885	174,850	[1]	187,918	[1]
Power segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	27,688	28,786	[1]	27,773	[1]
Operating segments [member] | Mining segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	70,881	83,517	[1]	88,104	[1]
Inter-segment revenue	34,402	37,710	[1]	37,549	[1]
Gross profit	₽ 51,441	₽ 63,680	[1]	₽ 72,269	[1]
Gross margin, %	48.90%	52.50%	[1]	57.50%	[1]
Depreciation and amortisation	₽ (7,463)	₽ (6,774)	[1]	₽ (5,978)	[1]
Impairment of goodwill and other non-current assets, net	(3,829)	(3,688)		(3,684)
Operating profit (loss)	14,108	26,775	[1]	34,091	[1]
Share of profit of associates, net	20	28		10
Finance income	502	514	[1]	23,274	[1]
Intersegment finance income	1,786	386		1,071
Finance costs	(12,209)	(18,967)	[1]	(24,394)	[1]
Intersegment finance cost	(199)	(195)		(220)
Income tax (expense) benefit	149	(20)	[1]	(5,912)	[1]
(Loss) profit after tax for the period from discontinued operations	41,651	(6,962)		(7,512)
Profit (loss) for the period	38,854	4,955		11,489
Segment assets	83,178	202,423		208,123
Segment liabilities	160,866	300,058		296,125
Investments in associates	341	321		293
Operating segments [member] | Steel segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	166,885	174,850	[1]	187,918	[1]
Inter-segment revenue	6,626	6,068	[1]	5,847	[1]
Gross profit	₽ 30,030	₽ 27,486	[1]	₽ 44,415	[1]
Gross margin, %	17.30%	15.20%	[1]	22.90%	[1]
Depreciation and amortisation	₽ (6,335)	₽ (6,153)	[1]	₽ (5,738)	[1]
Impairment of goodwill and other non-current assets, net	(67)	1,884		(819)
Operating profit (loss)	6,520	7,087	[1]	19,814	[1]
Finance income	3,000	75	[1]	9,478	[1]
Intersegment finance income	306	375		395
Finance costs	(12,678)	(14,514)	[1]	(12,810)	[1]
Intersegment finance cost	(1,725)	(325)		(1,015)
Income tax (expense) benefit	(676)	(503)	[1]	531	[1]
(Loss) profit after tax for the period from discontinued operations		39		18
Profit (loss) for the period	(34,166)	6,934		1,331
Segment assets	102,759	100,493		97,373
Segment liabilities	250,356	233,279		247,241
Operating segments [member] | Power segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with external customers	27,688	28,786	[1]	27,773	[1]
Inter-segment revenue	15,769	15,541	[1]	15,471	[1]
Gross profit	₽ 14,089	₽ 13,058	[1]	₽ 12,438	[1]
Gross margin, %	32.40%	29.50%	[1]	28.80%	[1]
Depreciation and amortisation	₽ (488)	₽ (482)	[1]	₽ (500)	[1]
Impairment of goodwill and other non-current assets, net	(1)			(2,719)
Operating profit (loss)	(308)	1,416	[1]	(3,374)	[1]
Finance income	2	1	[1]	1,191	[1]
Intersegment finance income	21	30		41
Finance costs	(258)	(382)	[1]	(310)	[1]
Intersegment finance cost	(189)	(271)		(272)
Income tax (expense) benefit	34	(333)	[1]	83	[1]
(Loss) profit after tax for the period from discontinued operations		133		133
Profit (loss) for the period	(760)	531		(2,544)
Segment assets	8,875	7,610		7,519
Segment liabilities	11,188	9,432		9,469
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(56,797)	(59,319)	[1]	(58,867)	[1]
Gross profit	(711)	(157)	[1]	615	[1]
Operating profit (loss)	(395)	(1,078)	[1]	615	[1]
Intersegment finance income	(2,113)	(791)		(1,507)
Intersegment finance cost	2,113	791		1,507
Income tax (expense) benefit	(2,035)	(7,057)	[1]	2,645	[1]
(Loss) profit after tax for the period from discontinued operations	(42)
Profit (loss) for the period	(2,472)	(8,135)		3,260
Segment assets	(972)	1,979		4,610
Segment liabilities	₽ 2,101	₽ 3,333		₽ (2,015)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).